Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		$ (1,863)	$ (1,736)
Other comprehensive income (loss), before reclassifications		43	(117)
Amounts reclassified from other comprehensive income (loss)		9	83
Other comprehensive income (loss)	[1]	52	(34)
Ending balance		(1,811)	(1,770)
Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		3	(117)
Other comprehensive income (loss), before reclassifications		23	(100)
Amounts reclassified from other comprehensive income (loss)		(11)	61
Other comprehensive income (loss)	[1]	12	(39)
Ending balance		15	(156)
Change in Retirement Plans' Funded Status [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(947)	(1,105)
Other comprehensive income (loss), before reclassifications		(7)	16
Amounts reclassified from other comprehensive income (loss)		20	22
Other comprehensive income (loss)	[1]	13	38
Ending balance		(934)	(1,067)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(806)	(448)
Other comprehensive income (loss), before reclassifications		14	(5)
Other comprehensive income (loss)	[1]	14	(5)
Ending balance		(792)	(453)
Share of Other Comprehensive Income of Entities Using the Equity Method [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(113)	(66)
Other comprehensive income (loss), before reclassifications		13	(28)
Other comprehensive income (loss)	[1]	13	(28)
Ending balance		$ (100)	$ (94)

[1]	Excluded from the table above is other comprehensive income (loss) allocated to noncontrolling interests of $3 million and $0 million for the three months ended March 31, 2016 and 2015, respectively.